Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Repurchase Agreements
Repurchase Agreements

Note 9 – Repurchase Agreements

Securities sold under agreements to repurchase are advances to the Bank by customers or another bank. These agreements are direct obligations of the Bank and are secured by securities held in safekeeping at a correspondent bank. Repurchase agreements with Bank customers mature daily. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2013	2012
Outstanding balance at December 31	$26,033	$19,572
Average interest rate at December 31	0.22%	0.25%
Average balance during the year	$19,456	$22,185
Average interest rate during the year	0.23%	0.84%
Maximum month end balance during the year	$26,995	$24,662